CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTES THIRD PARTIES
Schedule of Common Stock Issued for Note Conversion
Amount Converted	Conversion Price Per Share	Number Shares
$15,146	$0.001	15,146,188
Total Converted: $15,146		Total Shares: 15,146,188
Amount Converted	Conversion Price Per Share	Number Shares
$9,854	$0.001	9,853,810
Total Converted: $9,854		Total Shares: 9,853,810
Amount Converted	Conversion Price Per Share	Number Shares
$15,000	$0.0162	925,926
$20,000	$0.0143	1,398,601
$20,500	$0.0143	1,666,434
Total Converted: $55,500		Total Shares: 3,990,961
Amount Converted		Conversion Price Per Share	Number Shares
$15,000		$0.0137	1,094,891
$20,000		$0.0093	2,150,538
$11,110	*	$0.0081	1,371,605
Total Converted: 46,110			Total Shares: 4,617,034
* This amount includes $2,610 of interest.

Schedule of Convertible notes payables
Amount Converted		Conversion Price Per Share	Number Shares
	$15,000	$0.0162		925,926
	$20,000	$0.0143		1,398,601
	$20,500	$0.0143		1,666,434
Total Converted:	$55,500		Total Shares:	3,990,961
Amount Converted			Conversion Price Per Share	Number Shares
	$15,000		$0.01		1,094,891
	$20,000		$0.01		2,150,538
	$11,110	*	$0.01		1,371,605
Total Converted:	46,110			Total Shares:	4,617,034
* This amount includes $2,610 of interest.